CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income	$ 5,354	$ 7,488
Other income and gains	(1,285)	(1,166)
Share of undistributed equity accounted earnings	(1,654)	(294)
Fair value changes	831	(1,794)
Depreciation and amortization	4,876	3,102
Deferred income taxes	(475)	(1,109)
Investments in residential inventory	(319)	258
Net change in non-cash working capital balances	(1,000)	(1,326)
Cash flows from (used in) operating activities	6,328	5,159
Financing activities
Corporate borrowings arranged	992	1,090
Corporate borrowings repaid	(450)	0
Commercial paper and bank borrowings, net	0	(103)
Non-recourse borrowings arranged	64,576	43,541
Non-recourse borrowings repaid	(42,215)	(28,243)
Non-recourse credit facilities, net	(926)	3,291
Subsidiary equity obligations issued	212	212
Subsidiary equity obligations redeemed	(45)	(485)
Capital provided from non-controlling interests	19,447	9,306
Capital repaid to non-controlling interests	(2,811)	(2,643)
Repayment of lease liability	(424)	0
Distributions to non-controlling interests	(8,568)	(6,709)
Distributions to shareholders	(772)	(726)
Cash flows from (used in) financing activities	28,746	18,136
Equity Issued/Redeemed [line items]
Incomes Taxes Paid Classified As Supplemental Cash Flow Disclosure	504	980
Interest Paid Classified As Supplemental Cash Flow Disclosure	6,323	4,712
Acquisitions
Investment properties	(6,921)	(2,879)
Property, plant and equipment	(3,053)	(1,962)
Equity accounted investments	(5,534)	(953)
Financial assets and other	(10,830)	(5,288)
Acquisition of subsidiaries	(31,088)	(22,269)
Dispositions
Investment properties	5,239	4,311
Property, plant and equipment	140	787
Equity accounted investments	1,725	2,163
Financial assets and other	10,850	4,523
Disposition of subsidiaries	2,336	1,729
Restricted cash and deposits	462	5
Cash flows from (used in) investing activities	(36,674)	(19,833)
Cash and cash equivalents
Change in cash and cash equivalents	(1,600)	3,462
Net change in cash classified within assets held for sale	(7)	(1)
Foreign exchange revaluation	(5)	(210)
Balance, beginning of year	8,390	5,139
Balance, end of year	6,778	8,390
Preferred shares
Equity Issued/Redeemed [line items]
Equity redeemed	(16)	(17)
Common shares
Equity Issued/Redeemed [line items]
Equity issued	13	11
Equity redeemed	$ (267)	$ (389)